Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Other Accrued Liabilities
Schedule of major categories of other current and long-term accrued liabilities

	March 31
	2012	2011
Employee benefits and insurance, including pension and other postretirement benefits	$76,646	$63,956
Warranty	24,221	18,076
Litigation Liability	25,500	—
Interest	15,293	2,103
Environmental remediation	5,135	4,160
Rebate	6,050	6,934
Deferred lease obligation	27,782	22,212
Commodity forward contracts	6,518	—
Federal excise tax	15,338	12,609
Other	105,159	63,786
Total other accrued liabilities — current	$307,642	$193,836

Environmental remediation	$52,361	$47,726
Management nonqualified deferred compensation plan	19,704	21,483
Non-current portion of accrued income tax liability	20,396	28,024
Deferred lease obligation	14,932	14,448
Other	15,609	15,479
Total other long-term liabilities	$123,002	$127,160

Schedule of reconciliation of the changes in product warranty liability

Balance at April 1, 2010	$14,010
Payments made	(1,468)
Warranties issued	8,294
Changes related to preexisting warranties	(2,760)
Balance at March 31, 2011	18,076
Payments made	(142)
Warranties issued	12,646
Changes related to preexisting warranties	(6,359)
Balance at March 31, 2012	$24,221